Provision (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
State	$ 10	$ 2	$ (3)
Foreign	0	1	0
Total	10	3	(3)
Deferred:
State	(4)	(1)	(3)
Foreign	0	(82)	7
Total	(4)	(83)	4
Provision (benefit) for income taxes	$ 6	$ (80)	1
TEXAS
Deferred:
State			(7)
Alberta Provincial Tax [Member]
Deferred:
Foreign			$ 8